Investments in Associates and Joint Ventures - Summarized Financial Information in Respect of Associate Accounted for Under Equity Method (Detail) € in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($) [1]	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 MXN ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 MXN ($)	Dec. 31, 2017 USD ($) [1]	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Jan. 01, 2015 MXN ($)
Disclosure of associates and joint ventures [line items]
Total current assets	$ 181,188			$ 117,951			$ 9,226
Total current liabilities	105,022			86,289			5,348
Total non-currentliabilities	146,607			173,164			7,464
Total equity	336,912			286,170		$ 241,856	17,155			$ 230,122
Equity attributable to equity holders	250,291			211,904			$ 12,744
Net income attributable to equity holders	42,408	$ 2,160		21,140		17,683
Other comprehensive income	10,833	553		27,653		(1,517)
Total comprehensive income	48,039	2,448		54,828		21,759
Total comprehensive income attributable to equity holders	46,001	$ 2,345		39,330		$ 19,165
Heineken [member]
Disclosure of associates and joint ventures [line items]
Total current assets	194,429			177,176				€ 8,248	€ 8,137
Total non-currentassets	772,861			679,004				32,786	31,184
Total current liabilities	246,525			226,385				10,458	10,397
Total non-currentliabilities	378,463			312,480				16,055	14,351
Total equity	342,302			317,315				14,521	14,573
Equity attributable to equity holders	314,015			288,246				€ 13,321	€ 13,238
Total revenue and other income	499,818		€ 22,029	427,019	€ 20,838
Total cost and expenses	423,764		18,677	370,563	18,083
Net income	48,850		2,153	35,636	1,739
Net income attributable to equity holders	43,903		1,935	31,558	1,540
Other comprehensive income	(26,524)		(1,169)	(19,037)	(929)
Total comprehensive income	22,326		984	16,599	810
Total comprehensive income attributable to equity holders	$ 19,989		€ 881	$ 13,525	€ 660

[1]	Convenience translation to U.S. dollars ($) - See Note 2.2.3